Leases (Details) - Schedule of Future Minimum Payments - USD ($) $ in Thousands	Jun. 30, 2023	Dec. 31, 2022
Schedule of Future Minimum Payments [Abstract]
Remainder of 2023	$ 319
2024	687
2025	478
2026	2
Total lease payments	1,486
Less: imputed interest	(66)
Total	$ 1,420	$ 315